STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
Research and development	$ 15,293	$ 5,490	$ 33,605	$ 15,430	$ 24,279	$ 12,621
General and administrative	2,851	1,394	5,712	2,584	3,830	2,354
Total operating expenses	18,144	6,884	39,317	18,014	28,109	14,975
Loss from operations	(18,144)	(6,884)	(39,317)	(18,014)	(28,109)	(14,975)
Other income, net	1,384	150	1,638	483	539	295
Net loss	$ (16,760)	$ (6,734)	$ (37,679)	$ (17,531)	$ (27,570)	$ (14,680)
Per share information:
Net loss per share of common stock, basic and diluted	$ (5.25)	$ (3.93)	$ (15.83)	$ (10.80)	$ (16.52)	$ (10.46)
Weighted average common shares outstanding, basic and diluted	3,194,471	1,713,371	2,380,100	1,622,546	1,668,549	1,402,928
Pro forma net loss per share of common stock, basic and diluted (unaudited)					$ (0.86)
Pro forma weighted average shares outstanding, basic and diluted (unaudited).					32,105,972